BFS Equity Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
COMMON STOCKS — 83.28% Shares Fair Value
Aerospace & Defense — 2.41%
Northrop Grumman Corp. 2,000 $ 866,180
Raytheon Technologies Corp. 3,500 301,140
1,167,320
Banking — 4.21%
Bank of America Corp. 20,000 573,400
JPMorgan Chase & Co. 10,000 1,463,300
2,036,700
Beverages — 1.47%
PepsiCo, Inc. 4,000 711,680
Biotech & Pharmaceuticals — 1.18%
Zoetis, Inc., Class A 3,000 571,530
Cable & Satellite — 1.45%
Comcast Corp., Class A 15,000 701,400
Chemicals — 2.44%
Ecolab, Inc. 2,000 367,620
Sherwin-Williams Co. (The) 3,000 815,160
1,182,780
E-Commerce Discretionary — 2.56%
Amazon.com, Inc.
(a)
9,000 1,242,090
Energy Equipment & Services — 1.22%
Schlumberger Ltd. 10,000 589,600
Health Care Facilities & Services — 5.77%
IQVIA Holdings, Inc.
(a)
4,000 890,520
UnitedHealth Group, Inc. 4,000 1,906,320
2,796,840
Home Construction — 1.23%
D.R. Horton, Inc. 5,000 595,100
Insurance — 2.01%
Marsh & McLennan Cos., Inc. 5,000 974,950
Internet Media & Services — 6.84%
Alphabet, Inc., Class A
(a)
20,000 2,723,400
Meta Platforms, Inc., Class A
(a)
2,000 591,780
3,315,180
Machinery — 2.70%
Caterpillar, Inc. 1,000 281,130
Deere & Co. 2,500 1,027,350
1,308,480
Medical Equipment & Devices — 5.66%
Danaher Corp. 4,000 1,060,000
Stryker Corp. 2,500 708,875
Thermo Fisher Scientific, Inc. 1,750 974,925
2,743,800
Metals & Mining — 1.99%
Agnico Eagle Mines Ltd. 5,000 242,550

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
COMMON STOCKS — 83.28% - continued Shares Fair Value
Metals & Mining — 1.99% - continued
Franco-Nevada Corp. 5,000 $ 719,800
962,350
Oil & Gas Producers — 3.68%
ConocoPhillips 15,000 1,785,450
Retail - Consumer Staples — 2.83%
Costco Wholesale Corp. 2,500 1,373,200
Retail - Discretionary — 5.10%
Academy Sports & Outdoors, Inc. 20,000 1,091,400
Lowe's Companies, Inc. 6,000 1,382,880
2,474,280
Semiconductors — 1.58%
Applied Materials, Inc. 5,000 763,800
Software — 11.93%
Adobe, Inc.
(a)
2,000 1,118,680
Microsoft Corp. 9,000 2,949,840
Oracle Corp. 10,000 1,203,900
SS&C Technologies Holdings, Inc. 9,000 516,780
5,789,200
Specialty Finance — 0.81%
American Express Co. 2,500 394,975
Specialty Retail — 2.73%
Home Depot, Inc. (The) 4,000 1,321,200
Technology Hardware — 4.85%
Apple, Inc. 12,500 2,348,375
Technology Services — 6.63%
Automatic Data Processing, Inc. 3,000 763,830
Fiserv, Inc.
(a)
10,000 1,213,900
MasterCard, Inc., Class A 3,000 1,237,920
3,215,650
Total Common Stocks (Cost $21,090,572) 40,365,930
U.S. GOVERNMENT & AGENCIES
(b)
— 13.18%
Principal
Amount
United States Treasury Bill, 5.18% , 9/7/2023 $ 1,500,000 1,498,683
United States Treasury Bill, 4.70% , 10/5/2023 500,000 497,505
United States Treasury Bill, 5.39% , 2/8/2024 4,500,000 4,394,500
Total U.S. Government & Agencies (Cost $6,391,619) 6,390,688
MONEY MARKET FUNDS - 3.51% Shares
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.25%
(c)
1,700,786 1,700,786
Total Money Market Funds (Cost $1,700,786) 1,700,786

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Fair Value
Total Investments — 99.97%
    (Cost $29,182,977) $ 48,457,404
Other Assets in Excess of Liabilities — 0.03% 12,455
NET ASSETS — 100.00% $ 48,469,859
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of August 31, 2023.